Income statement (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement
Turnover	R 289,696	R 272,746	R 201,910
Materials, energy and consumables used	R (152,297)	(123,999)	R (85,370)
Revision
Statement
Turnover		(2,992)
Materials, energy and consumables used		R 2,992